Condensed Statements of Changes In Shareholders’ Deficit (Unaudited) - USD ($)		Ordinary Shares Class A	Ordinary Shares Class B		Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Aug. 20, 2025
Balance at the beginning (in Shares) at Aug. 20, 2025
Net income/ (loss)						(22,525)	(22,525)
Issuance of Class B Ordinary Shares	[1]		$ 575		24,425		25,000
Issuance of Class B Ordinary Shares (in Shares)	[1]		5,750,000
Balance at the end at Sep. 30, 2025			$ 575		24,425	(22,525)	2,475
Balance at the end (in Shares) at Sep. 30, 2025			5,750,000
Balance at the beginning at Aug. 20, 2025
Balance at the beginning (in Shares) at Aug. 20, 2025
Net income/ (loss)						(86,377)	(86,377)
Issuance of Class B Ordinary Shares	[2]		$ 575		24,425		25,000
Issuance of Class B Ordinary Shares (in Shares)	[2]		5,750,000
Balance at the end at Dec. 31, 2025			$ 575	[3]	24,425	(86,377)	(61,377)
Balance at the end (in Shares) at Dec. 31, 2025			5,750,000	[3]
Sale of Private Placement Warrants				[3]	4,075,000		4,075,000
Fair Value of Public Warrants at issuance				[3]	2,760,000		2,760,000
Allocated value of transaction costs to Public and Private Warrants				[3]	(175,513)		(175,513)
Accretion for Class A ordinary shares to redemption amount				[3]	(6,683,912)	(7,230,338)	(13,914,250)
Net income/ (loss)				[3]		1,087,209	1,087,209
Balance at the end at Mar. 31, 2026			$ 575	[3]		(6,229,506)	(6,228,931)
Balance at the end (in Shares) at Mar. 31, 2026			5,750,000	[3]
Balance at the beginning at Dec. 31, 2025			$ 575	[3]	24,425	(86,377)	(61,377)
Balance at the beginning (in Shares) at Dec. 31, 2025			5,750,000	[3]
Net income/ (loss)							2,115,385
Balance at the end at Sep. 30, 2026			$ 575	[3]		(8,357,957)	(8,357,382)
Balance at the end (in Shares) at Sep. 30, 2026			5,750,000	[3]
Balance at the beginning at Mar. 31, 2026			$ 575	[3]		(6,229,506)	(6,228,931)
Balance at the beginning (in Shares) at Mar. 31, 2026			5,750,000	[3]
Accretion for Class A ordinary shares to redemption amount				[3]		(1,551,680)	(1,551,680)
Net income/ (loss)				[3]		848,429	848,429
Balance at the end at Jun. 30, 2026			$ 575	[3]		(6,932,757)	(6,932,182)
Balance at the end (in Shares) at Jun. 30, 2026			5,750,000	[3]
Accretion for Class A ordinary shares to redemption amount				[3]		(1,604,947)	(1,604,947)
Net income/ (loss)				[3]		179,747	179,747
Balance at the end at Sep. 30, 2026			$ 575	[3]		$ (8,357,957)	$ (8,357,382)
Balance at the end (in Shares) at Sep. 30, 2026			5,750,000	[3]

[1]	Includes an aggregate of 750,000 Class B ordinary shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. On January 7, 2026, the underwriters exercised their over-allotment option in full as part of the closing of the Initial Public Offering. As such, the 750,000 Founder Shares are no longer subject to forfeiture (see Note 5).
[2]	Includes an aggregate of 750,000 Class B ordinary shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. On January 7, 2026, the underwriters exercised their over-allotment option in full as part of the closing of the Initial Public Offering. As such, the 750,000 Founder Shares are no longer subject to forfeiture (see Note 5).
[3]	Includes up to an aggregate of 750,000 Class B ordinary shares were subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters as of December 31, 2025. On January 7, 2026, the underwriters exercised their over-allotment option in full as part of the closing of the Initial Public Offering. As such, the 750,000 Founder Shares are no longer subject to forfeiture (see Note 5).